First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – TCW Core Plus Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month USD LIBOR + 1.140% Floor 1.140% 10/17/2034	5.932%	10,475,000	10,161,127
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	6,704,608
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% Floor 1.060% 04/20/2031	5.868%	8,000,000	7,899,632
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980% Floor 0.980% 07/20/2029	5.788%	8,803,892	8,693,711
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	5.948%	7,200,000	6,982,042
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2033	5.892%	8,765,000	8,578,270
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 01/23/2035	6.415%	8,675,000	8,344,890
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	5.892%	9,100,000	8,946,738
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	5.645%	1,364,528	1,348,436
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	734,598	709,898
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,990,293	1,740,251
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	6.032%	1,103,220	1,102,863
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	5.355%	3,432,948	3,327,120
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	5.465%	3,901,231	3,785,796
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	5.465%	2,778,410	2,750,639
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	5.415%	7,216,538	6,982,556
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	6.345%	6,803,558	6,786,103
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	5.795%	4,345,000	4,335,654
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/17/2035	6.392%	8,500,000	8,206,639
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	8,935,000	7,612,408
Regatta XIII Funding Ltd.(a),(b)
Series 2018-2A Class A2
3-month USD LIBOR + 1.750% 07/15/2031	6.542%	3,500,000	3,381,739
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280% 01/20/2032	6.088%	8,000,000	7,898,760
2	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	5.076%	233,562	208,293
SLM Student Loan Trust(b)
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% Floor 0.330% 12/25/2023	5.148%	3,425,462	3,296,101
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	5.568%	1,990,000	1,691,264
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2023	6.468%	981,470	978,366
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	6.668%	5,860,000	5,459,435
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	5.918%	3,682,841	3,582,191
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	6.318%	868,562	866,508
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	7.068%	5,775,000	5,494,145
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	5.595%	2,054,814	1,970,939
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	4.988%	6,204,181	5,928,807
Total Asset-Backed Securities — Non-Agency (Cost $160,148,162)			155,755,929

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,700,614
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	3,359,935
Series 2001-M2 Class Z2
06/25/2031	6.300%	8,976	8,912
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	363,047	4
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,596,632	1,249,365
Series 2021-14 Class AB
06/16/2063	1.340%	1,898,415	1,501,228
Series 2021-2 Class AH
06/16/2063	1.500%	4,459,482	3,515,021
Series 2021-21 Class AH
06/16/2063	1.400%	3,049,280	2,418,151
Series 2021-31 Class B
01/16/2061	1.250%	3,312,458	2,565,480
Total Commercial Mortgage-Backed Securities - Agency (Cost $23,185,367)			21,318,710

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	5.834%	7,500,000	6,986,023
BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	6.725%	8,446,000	8,115,134
BX Commercial Mortgage Trust(a),(c)
Series 2019-XL Class A
10/15/2036	5.862%	10,011,121	9,898,659
BX Commercial Mortgage Trust(a),(b)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.942%	6,925,000	6,823,180
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.968%	4,080,000	3,988,108
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,154,789

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	5.334%	8,878,000	8,324,137
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	8.015%	8,939,000	8,659,144
CF Hippolyta Issuer LLC(a)
Series 2020-1 Class A1
07/15/2060	1.690%	9,884,252	8,975,510
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,241,000	2,762,706
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,377,339
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	5.809%	9,871,262	9,832,487
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,389,253
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month USD LIBOR + 0.800% Floor 0.800% 04/15/2038	5.484%	7,374,920	7,152,688
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	2,967,276
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,605,916
Progress Residential Trust(a)
Subordinated Series 2019-SRF4 Class G
10/17/2036	3.927%	2,541,000	2,432,028
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	1,475,000	1,427,806
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	5.834%	2,703,000	2,418,814
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	8.178%	6,607,000	5,900,135
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,705,477	10,265,900
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $120,909,083)			114,457,032

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(e),(f),(g)	2,750,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	3,372,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	5,923,000	6
Intelsat Jackson Series A, CVR(e),(f),(g)	11,998	0
Intelsat Jackson Series B, CVR(e),(f),(g)	11,998	0
Total		12
Total Communication Services		12
Financials 0.1%
Financial Services 0.1%
Intelsat Emergence SA(f)	114,573	2,978,898
Total Financials		2,978,898
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $5,828,171)		2,980,673

Corporate Bonds & Notes 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,504,688
Airlines 0.2%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	7,654,636	6,721,609

4	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.2%
American Homes 4 Rent LP
07/15/2031	2.375%	1,905,000	1,517,773
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	4,265,000	3,275,170
01/15/2034	2.700%	70,000	53,736
Total			4,846,679
Banking 10.9%
American Express Co.
03/04/2027	2.550%	3,535,000	3,271,930
Bank of America Corp.(h)
07/22/2027	1.734%	12,270,000	10,983,461
02/04/2028	2.551%	28,000	25,487
04/24/2028	3.705%	3,000,000	2,838,015
06/14/2029	2.087%	9,300,000	8,001,808
02/07/2030	3.974%	4,925,000	4,611,820
04/22/2032	2.687%	1,100,000	918,514
07/21/2032	2.299%	2,305,000	1,857,356
10/20/2032	2.572%	10,650,000	8,705,575
02/04/2033	2.972%	4,457,000	3,756,288
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	5.612%	1,000,000	976,135
Capital One Financial Corp.(h)
03/01/2030	3.273%	4,950,000	4,250,743
Citigroup, Inc.(h)
04/24/2025	3.352%	590,000	575,307
06/09/2027	1.462%	1,815,000	1,612,700
02/24/2028	3.070%	1,760,000	1,637,286
10/27/2028	3.520%	1,735,000	1,622,734
11/05/2030	2.976%	3,060,000	2,681,836
03/31/2031	4.412%	3,110,000	2,958,575
06/03/2031	2.572%	2,325,000	1,962,308
05/01/2032	2.561%	5,995,000	4,967,156
11/03/2032	2.520%	644,000	526,240
01/25/2033	3.057%	11,649,000	9,885,425
Credit Suisse Group AG(a),(h)
09/11/2025	2.593%	370,000	343,636
07/15/2026	6.373%	3,450,000	3,354,452
02/02/2027	1.305%	5,350,000	4,556,070
08/11/2028	6.442%	1,130,000	1,122,762
05/14/2032	3.091%	6,770,000	5,432,550
08/12/2033	6.537%	13,710,000	14,119,589
11/15/2033	9.016%	12,907,000	15,339,809
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,810,000	1,632,759
Discover Bank
08/08/2023	4.200%	4,000,000	3,969,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DNB Bank ASA(a),(h)
09/16/2026	1.127%	645,000	578,831
03/30/2028	1.605%	1,972,000	1,705,313
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	3,978,764
Goldman Sachs Group, Inc. (The)
12/06/2023	1.217%	9,325,000	9,050,576
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	2,930,000	2,841,233
03/09/2027	1.431%	12,950,000	11,575,516
09/10/2027	1.542%	1,092,000	961,187
10/21/2027	1.948%	9,195,000	8,211,427
07/21/2032	2.383%	5,140,000	4,181,389
10/21/2032	2.650%	700,000	577,266
HSBC Holdings PLC(h)
06/04/2026	2.099%	8,565,000	7,870,207
05/24/2027	1.589%	1,450,000	1,278,217
06/09/2028	4.755%	860,000	832,775
09/22/2028	2.013%	8,240,000	7,060,354
08/17/2029	2.206%	5,105,000	4,292,267
05/24/2032	2.804%	1,715,000	1,401,466
03/09/2044	6.332%	1,030,000	1,087,427
JPMorgan Chase & Co.(h)
08/09/2025	0.768%	2,830,000	2,655,006
12/10/2025	1.561%	5,705,000	5,346,553
04/22/2027	1.578%	4,495,000	4,038,061
02/24/2028	2.947%	2,290,000	2,124,713
10/15/2030	2.739%	2,320,000	2,024,555
04/22/2032	2.580%	1,090,000	918,139
11/08/2032	2.545%	6,225,000	5,167,342
01/25/2033	2.963%	9,245,000	7,913,419
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,113,247
Lloyds Banking Group PLC(h)
07/09/2025	3.870%	4,114,000	3,999,269
08/11/2033	4.976%	2,730,000	2,614,944
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	5,000,000	4,463,064
01/14/2033	2.871%	4,360,000	3,532,153
06/21/2033	4.442%	2,220,000	2,015,778
Morgan Stanley(h)
05/30/2025	0.790%	970,000	918,470
10/21/2025	1.164%	2,745,000	2,563,904
05/04/2027	1.593%	5,470,000	4,926,174
07/20/2027	1.512%	10,255,000	9,099,965
04/28/2032	1.928%	8,020,000	6,341,466
07/21/2032	2.239%	2,020,000	1,624,873
Subordinated
09/16/2036	2.484%	3,725,000	2,817,127
Nationwide Building Society(a),(h)
02/16/2028	2.972%	4,305,000	3,902,628

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(h)
10/28/2033	6.037%	2,840,000	2,989,812
01/24/2034	5.068%	1,825,000	1,801,784
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	6,935,000	6,797,510
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	8,748,015
03/15/2025	1.089%	7,235,000	6,841,100
08/21/2026	1.532%	465,000	415,315
06/14/2027	1.673%	2,185,000	1,903,372
01/11/2028	2.469%	1,035,000	909,842
UBS Group AG(a),(h)
08/10/2027	1.494%	500,000	430,531
Wells Fargo & Co.(h)
04/30/2026	2.188%	11,570,000	10,856,272
06/02/2028	2.393%	4,905,000	4,410,588
03/02/2033	3.350%	18,190,000	15,764,638
04/04/2051	5.013%	4,010,000	3,773,377
Total			343,744,933
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	3,102,863
Cable and Satellite 1.0%
Cable One, Inc.(a)
11/15/2030	4.000%	3,955,000	3,238,767
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,356,722
04/01/2048	5.750%	4,189,000	3,596,640
07/01/2049	5.125%	1,335,000	1,054,371
03/01/2050	4.800%	2,745,000	2,088,226
04/01/2053	5.250%	2,875,000	2,324,630
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,158,963
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	702,186
04/01/2028	7.500%	300,000	191,077
02/01/2029	6.500%	3,814,000	3,210,271
11/15/2031	4.500%	400,000	286,449
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	6,965,000	6,395,607
Time Warner Cable LLC
09/01/2041	5.500%	850,000	734,309
VZ Secured Financing BV(a)
01/15/2032	5.000%	2,000,000	1,631,993
Total			31,970,211
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
EverArc Escrow Sarl(a)
10/30/2029	5.000%	325,000	269,722
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	2,225,000	1,786,998
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,060,000	4,318,319
Total			6,375,039
Construction Machinery 0.0%
OT Merger Corp.(a)
10/15/2029	7.875%	425,000	251,128
Consumer Cyclical Services 0.0%
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	350,000	330,841
Consumer Products 0.0%
Newell Brands, Inc.
04/01/2046	5.750%	1,148,000	940,009
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	5.186%	1,886,000	1,858,502
Electric 1.4%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	242,149
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,327,415
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	803,950
Duke Energy Corp.
09/01/2046	3.750%	1,110,000	865,771
Duke Energy Progress LLC
03/15/2033	5.250%	2,885,000	2,998,006
04/01/2052	4.000%	500,000	415,739
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,740,587
Eversource Energy
07/01/2027	4.600%	3,135,000	3,138,559
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,000,000	841,684
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,299,111
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,733,044
11/15/2027	3.350%	1,000,000	941,913

6	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,860,123
01/15/2029	4.300%	1,752,000	1,680,278
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	400,000	338,477
Northern States Power Co.
08/15/2045	4.000%	2,250,000	1,933,044
PacifiCorp
07/01/2025	3.350%	2,000,000	1,931,071
PECO Energy Co.
05/15/2052	4.600%	2,690,000	2,513,674
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,455,059
Progress Energy, Inc.
10/30/2031	7.000%	2,894,000	3,217,120
Total			43,276,774
Environmental 0.1%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	2,500,000	2,300,061
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	2,970,311
10/29/2028	3.000%	6,350,000	5,537,325
01/30/2032	3.300%	3,650,000	3,014,469
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,691,367
07/01/2025	3.375%	4,500,000	4,278,334
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,812,727
11/18/2027	2.528%	3,398,000	2,868,670
FirstCash, Inc.(a)
01/01/2030	5.625%	1,850,000	1,706,245
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	733,000	727,267
Total			25,606,715
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,322,805
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/02/2029	3.000%	1,565,000	1,340,757
12/01/2031	3.750%	2,570,000	2,122,777
04/01/2033	5.750%	2,000,000	1,921,021
12/01/2052	6.500%	4,280,000	4,102,645
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,414,000	1,352,830
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	6,570,000	6,372,885
Pilgrim’s Pride Corp.
04/15/2031	4.250%	1,800,000	1,570,865
03/01/2032	3.500%	2,215,000	1,779,195
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,700,000	1,668,830
04/15/2030	4.625%	3,500,000	3,137,492
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,331,000	1,081,279
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,133,003
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,000,000	1,576,232
Total			32,482,616
Gaming 0.6%
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	1,045,000	995,865
06/01/2028	5.750%	870,000	848,540
01/15/2029	5.300%	2,325,000	2,212,564
01/15/2030	4.000%	2,223,000	1,972,100
01/15/2031	4.000%	3,030,000	2,637,332
01/15/2032	3.250%	169,000	137,984
VICI Properties LP
05/15/2032	5.125%	4,398,000	4,157,393
05/15/2052	5.625%	1,069,000	962,498
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	270,000	261,006
09/01/2026	4.500%	1,010,000	954,576
02/01/2027	5.750%	420,000	413,069
01/15/2028	4.500%	654,000	607,818
02/15/2029	3.875%	1,775,000	1,579,463
08/15/2030	4.125%	540,000	479,824
Total			18,220,032
Health Care 1.5%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	614,489
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,595,748
10/01/2030	2.782%	1,575,000	1,343,690
CVS Health Corp.
07/20/2035	4.875%	1,095,000	1,071,642
07/20/2045	5.125%	1,780,000	1,686,991
03/25/2048	5.050%	8,170,000	7,644,889
Dentsply Sirona, Inc.
06/01/2030	3.250%	801,000	710,141
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,549,633

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,259,871
HCA, Inc.
04/15/2025	5.250%	488,000	489,449
06/15/2026	5.250%	4,480,000	4,485,216
06/15/2029	4.125%	4,000,000	3,756,412
09/01/2030	3.500%	5,236,000	4,664,439
07/15/2031	2.375%	1,125,000	907,069
06/15/2047	5.500%	2,405,000	2,257,190
06/15/2049	5.250%	5,500,000	4,963,007
HCA, Inc.(a)
03/15/2027	3.125%	1,000,000	929,766
03/15/2032	3.625%	1,120,000	985,065
03/15/2052	4.625%	1,000,000	830,823
Tenet Healthcare Corp.
07/15/2024	4.625%	241,000	237,741
Universal Health Services, Inc.
09/01/2026	1.650%	1,890,000	1,651,391
Total			48,634,662
Healthcare Insurance 0.6%
Centene Corp.
12/15/2027	4.250%	2,155,000	2,076,034
07/15/2028	2.450%	8,542,000	7,429,304
03/01/2031	2.500%	2,000,000	1,618,660
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,341,075
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	4,438,000	4,127,818
11/15/2030	3.875%	2,000,000	1,745,488
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,152,662
Total			19,491,041
Healthcare REIT 0.3%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,634,753
03/15/2031	2.050%	277,000	210,116
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,206,063
02/15/2030	3.100%	125,000	108,508
03/15/2031	2.000%	1,625,000	1,263,979
Physicians Realty LP
11/01/2031	2.625%	1,905,000	1,518,924
Total			7,942,343
Independent Energy 0.1%
Hess Corp.
02/15/2041	5.600%	2,000,000	1,929,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.(i)
10/10/2036	0.000%	470,000	239,826
Total			2,169,298
Life Insurance 0.8%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	5.520%	3,780,000	3,737,372
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,255,598
03/08/2027	3.205%	1,550,000	1,416,865
01/07/2029	2.717%	1,770,000	1,478,780
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	5,500,000	5,330,502
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,593,541
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,166,159
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,808,607
Total			23,787,424
Media and Entertainment 0.7%
Diamond Sports Group LLC/Finance Co.(a),(j)
08/15/2026	0.000%	4,750,000	256,982
Magallanes, Inc.(a)
03/15/2032	4.279%	35,000	31,230
03/15/2042	5.050%	6,975,000	5,832,163
03/15/2052	5.141%	14,715,000	11,937,974
Meta Platforms, Inc.
08/15/2052	4.450%	1,850,000	1,628,616
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,085,806
Total			22,772,771
Midstream 0.8%
Enbridge, Inc.
03/08/2033	5.700%	930,000	967,357
Energy Transfer Operating LP
05/15/2050	5.000%	6,890,000	5,862,403
Energy Transfer Partners LP
03/15/2045	5.150%	3,048,000	2,643,598
12/15/2045	6.125%	2,400,000	2,312,591
EQM Midstream Partners LP
07/15/2028	5.500%	695,000	630,955

8	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	393,905	339,792
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	2,175,000	1,940,036
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,699,429
07/15/2029	4.950%	910,000	814,837
04/15/2040	6.875%	1,890,000	1,587,154
Sabine Pass Liquefaction LLC
05/15/2030	4.500%	1,976,000	1,908,889
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	818,034
10/01/2047	5.400%	1,095,000	974,955
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,037,000	1,759,358
Total			24,259,388
Natural Gas 0.2%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	6,000,000	6,190,627
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%	2,621,000	1,803,075
02/15/2028	5.950%	975,000	743,088
01/15/2030	3.250%	315,000	201,946
Kilroy Realty LP
11/15/2033	2.650%	628,000	390,090
Total			3,138,199
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	325,000	311,973
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	996,938	975,434
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	1,563,000	1,526,889
Total			2,814,296
Other Industry 0.0%
PowerTeam Services LLC(a)
12/04/2025	9.033%	961,000	827,747
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	2,920,142
CubeSmart LP
02/15/2032	2.500%	875,000	703,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extra Space Storage LP
06/01/2031	2.550%	1,175,000	953,831
03/15/2032	2.350%	4,464,000	3,507,356
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,459,472
Life Storage LP
12/15/2027	3.875%	270,000	255,942
10/15/2031	2.400%	500,000	403,325
Total			10,203,736
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	567,350
Berry Global, Inc.
01/15/2026	1.570%	3,132,000	2,845,415
01/15/2027	1.650%	2,768,000	2,420,884
Total			5,833,649
Paper 0.1%
Weyerhaeuser Co.
03/09/2033	3.375%	3,535,000	3,097,601
Pharmaceuticals 1.1%
1375209 BC Ltd.(a)
01/30/2028	9.000%	900,000	892,452
AbbVie, Inc.
05/14/2045	4.700%	1,000,000	938,475
05/14/2046	4.450%	1,425,000	1,289,802
Amgen, Inc.
03/02/2033	5.250%	1,690,000	1,735,683
03/02/2043	5.600%	3,190,000	3,289,261
03/02/2053	5.650%	5,170,000	5,380,603
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,799,515
12/15/2025	4.250%	2,780,000	2,721,782
12/15/2028	4.375%	2,579,000	2,491,922
06/25/2038	4.625%	7,482,000	6,848,511
06/25/2048	4.875%	4,585,000	4,127,692
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,194,000	1,800,030
Total			34,315,728
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	335,000	310,862
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	2,861,922
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,465,586

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,000,000	643,692
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,400,874
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	3,758,631
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	7.156%	6,815,000	6,777,271
Willis North America, Inc.
09/15/2029	2.950%	3,595,000	3,150,698
Total			22,369,536
Railroads 0.0%
Union Pacific Corp.
02/14/2042	3.375%	1,750,000	1,439,173
Restaurants 0.0%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	350,000	287,603
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	289,781
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	2,557,657
Rent-A-Center, Inc.(a)
02/15/2029	6.375%	350,000	295,524
Total			3,142,962
Technology 0.9%
Broadcom, Inc.(a)
02/15/2033	2.600%	1,950,000	1,529,441
11/15/2035	3.137%	3,100,000	2,389,028
CommScope, Inc.(a)
09/01/2029	4.750%	1,500,000	1,249,860
Global Payments, Inc.
08/15/2052	5.950%	3,150,000	3,007,764
NCR Corp.(a)
10/01/2028	5.000%	814,000	715,538
04/15/2029	5.125%	1,000,000	867,237
10/01/2030	5.250%	390,000	325,058
Open Text Corp.(a)
12/01/2027	6.900%	650,000	670,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
03/25/2031	2.875%	1,425,000	1,219,427
11/09/2032	6.250%	4,000,000	4,293,511
07/15/2036	3.850%	260,000	221,058
04/01/2050	3.600%	5,400,000	3,824,769
03/25/2051	3.950%	4,468,000	3,356,549
11/09/2052	6.900%	2,000,000	2,241,860
02/06/2053	5.550%	745,000	709,073
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	3,570,000	2,630,722
Total			29,251,049
Tobacco 0.7%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	3,158,810
08/15/2047	4.540%	9,792,000	7,277,974
03/16/2052	5.650%	1,730,000	1,516,616
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	4,145,000	4,014,342
07/26/2026	3.500%	950,000	890,499
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,117,732
08/15/2045	5.850%	4,180,000	3,768,429
Total			21,744,402
Wireless 1.3%
American Tower Corp.
04/15/2031	2.700%	2,845,000	2,380,751
03/15/2033	5.650%	3,000,000	3,088,382
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	8,117,500	8,066,827
03/20/2028	5.152%	4,880,000	4,847,614
T-Mobile US, Inc.
02/15/2026	2.250%	1,970,000	1,835,924
04/15/2026	2.625%	5,424,000	5,076,670
04/15/2027	3.750%	2,625,000	2,524,213
04/15/2030	3.875%	6,375,000	5,979,045
02/15/2031	2.550%	2,340,000	1,982,263
04/15/2040	4.375%	3,000,000	2,687,295
Vodafone Group PLC
06/19/2049	4.875%	4,340,000	3,921,062
Total			42,390,046
Wirelines 0.5%
AT&T, Inc.
12/01/2033	2.550%	1,000,000	804,415
05/15/2035	4.500%	620,000	581,412
03/01/2037	5.250%	5,640,000	5,631,025
03/01/2039	4.850%	2,796,000	2,622,554
12/15/2042	4.300%	1,000,000	870,875
09/15/2055	3.550%	2,375,000	1,706,042

10	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	428,945
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%	315,000	312,429
Frontier Communications Corp.(a)
05/01/2028	5.000%	400,000	347,239
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,868,000	2,807,978
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%	315,000	269,985
Total			16,382,899
Total Corporate Bonds & Notes (Cost $958,158,546)			881,018,880

Foreign Government Obligations(k) 1.1%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	610,938
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	415,000	428,003
Brazil 0.0%
Brazilian Government International Bond
06/12/2030	3.875%	925,000	828,481
Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	1,381,000	1,194,385
01/27/2032	2.550%	489,000	418,519
07/27/2033	2.550%	260,000	214,145
Total			1,827,049
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	734,000	705,037
01/30/2030	3.000%	280,000	220,002
04/15/2031	3.125%	400,000	305,822
04/20/2033	8.000%	200,000	205,840
Ecopetrol SA
01/13/2033	8.875%	280,000	283,446
Total			1,720,147
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	261,193
09/23/2032	4.875%	820,000	697,225
Total			958,418
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%	750,000	594,126
03/01/2029	7.600%	400,000	279,039
Total			873,165
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,100,000	846,160
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	635,049
01/11/2033	4.850%	500,000	503,027
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,276,790
Total			2,414,866
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	476,650
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	358,674
Total			835,324
Mexico 0.3%
Mexico Government International Bond
05/24/2031	2.659%	2,496,000	2,088,187
05/19/2033	4.875%	800,000	767,388
02/12/2034	3.500%	200,000	169,641
Petroleos Mexicanos
09/21/2047	6.750%	3,348,000	2,173,084
01/23/2050	7.690%	5,375,000	3,788,789
01/28/2060	6.950%	1,730,000	1,118,887
Total			10,105,976
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	300,000	314,091
01/17/2028	5.625%	700,000	701,045
Total			1,015,136
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,486,000	1,305,406
09/29/2032	2.252%	300,000	230,081
Total			1,535,487

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%	347,000	340,647
06/20/2030	2.844%	482,000	422,357
01/23/2031	2.783%	400,000	342,137
12/01/2032	1.862%	200,000	151,454
Total			1,256,595
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	667,448
06/10/2031	1.648%	550,000	440,773
Total			1,108,221
Poland 0.0%
Republic of Poland Government International Bond
11/16/2032	5.750%	172,000	183,328
Qatar 0.1%
Qatar Energy(a)
07/12/2031	2.250%	600,000	509,946
Qatar Government International Bond(a)
04/16/2030	3.750%	790,000	773,203
Total			1,283,149
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	1,140,000	940,484
Saudi Arabia 0.1%
Saudi Government International Bond(a)
03/04/2028	3.625%	725,000	698,737
10/22/2030	3.250%	610,000	562,322
Total			1,261,059
Serbia 0.0%
Serbia International Bond(a)
09/26/2033	6.500%	200,000	199,460
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%	585,000	526,437
09/30/2029	4.850%	1,650,000	1,485,148
Transnet SOC Ltd.(a)
02/06/2028	8.250%	285,000	284,289
Total			2,295,874
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	879,000	896,115
Total Foreign Government Obligations (Cost $39,624,245)			33,423,435

Inflation-Indexed Bonds 1.5%

United States 1.5%
U.S. Treasury Inflation-Indexed Bond
10/15/2027	1.625%	23,014,285	23,462,555
01/15/2033	1.125%	24,088,090	24,019,433
Total			47,481,988
Total Inflation-Indexed Bonds (Cost $47,097,739)			47,481,988

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	831,163
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,865,000	4,696,147
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,481,765
Series 2010
10/01/2024	5.047%	3,412,455	3,417,333
Total			5,899,098
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,460,811

12	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,192,982
Total			3,653,793
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	881,299
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,220,325
Total Municipal Bonds (Cost $20,625,565)			17,181,825

Residential Mortgage-Backed Securities - Agency 38.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 01/01/2050	3.000%	33,090,287	30,305,741
09/01/2032- 01/01/2050	3.500%	55,638,354	52,702,367
07/01/2035- 10/01/2048	5.000%	1,869,573	1,899,979
04/01/2036- 09/01/2039	6.000%	133,534	137,199
06/01/2038- 01/01/2040	5.500%	351,791	365,624
03/01/2039- 10/01/2048	4.500%	4,325,199	4,338,716
08/01/2044- 01/01/2049	4.000%	4,912,478	4,839,762
12/01/2051- 04/01/2052	2.500%	28,334,980	24,441,781
03/01/2052- 04/01/2052	2.000%	31,268,685	25,864,831
CMO Series 360 Class 250
11/15/2047	2.500%	1,571,844	1,449,871
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	2.016%	213,633	19,978
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	126,398	3,278
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	464,795
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	14,964,668	14,189,127
06/01/2032- 04/01/2052	3.000%	21,514,563	19,704,977
05/01/2033- 08/01/2039	5.000%	117,970	119,940
11/01/2038- 11/01/2040	6.000%	1,570,151	1,656,972
10/01/2040- 04/01/2052	2.000%	101,614,462	85,070,527
08/01/2043- 07/01/2047	4.000%	15,039,735	14,798,410
02/01/2046- 08/01/2048	4.500%	5,879,815	5,859,308
12/01/2051- 04/01/2052	2.500%	159,173,037	137,346,525
CMO Series 2013-13 Class PH
04/25/2042	2.500%	2,324,059	2,194,314
CMO Series 2018-54 Class KA
01/25/2047	3.500%	807,901	781,866
CMO Series 2018-86 Class JA
05/25/2047	4.000%	581,536	566,265
CMO Series 2018-94D Class KD
12/25/2048	3.500%	652,864	627,708
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,309,686	1,219,670
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	1.855%	602,142	54,785
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	1.355%	165,978	5,808
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	135,679	15,509

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	5,269,381	5,293,011
04/15/2035- 10/20/2047	5.000%	2,779,473	2,828,849
07/15/2040- 10/20/2048	4.000%	6,248,401	6,086,972
04/20/2046- 07/20/2049	3.500%	16,953,653	16,121,292
11/20/2046- 10/20/2049	3.000%	10,639,319	9,794,907
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	17,311	14,335
Government National Mortgage Association TBA(m)
04/20/2053- 05/18/2053	2.500%	45,525,000	40,064,910
04/20/2053	4.500%	17,300,000	17,039,671
04/20/2053	5.000%	7,900,000	7,909,875
Uniform Mortgage-Backed Security TBA(m)
05/12/2052- 04/13/2053	4.000%	78,825,000	75,402,512
05/12/2052- 04/13/2053	4.500%	112,100,000	109,836,258
04/13/2053- 05/11/2053	5.000%	126,725,000	126,379,979
04/13/2053	5.500%	69,450,000	70,151,282
05/11/2053	2.000%	144,250,000	119,357,272
05/11/2053	2.500%	90,525,000	78,106,102
05/11/2053	3.000%	69,275,000	62,222,602
05/11/2053	3.500%	38,075,000	35,402,313
Total Residential Mortgage-Backed Securities - Agency (Cost $1,235,859,845)			1,213,057,775

Residential Mortgage-Backed Securities - Non-Agency 8.9%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.510% 10/25/2035	5.610%	2,962,036	2,935,659
Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.483%	4,820,890	3,932,376
CMO Series 2022-1 Class A1
12/25/2066	2.881%	8,206,878	7,274,236
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.360% Floor 0.360% 03/25/2037	5.205%	4,681,447	4,003,841
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-A Class A1
10/25/2059	1.991%	7,597,506	7,188,132
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-B Class A1
04/01/2069	2.115%	10,249,445	9,697,718
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	7,877,253	6,878,323
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	6,379,932	5,817,576
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	7,046,814	6,622,220
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	5,020,273	4,332,078
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	6,314,606	6,015,199
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	3,814,074	3,608,617
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	10,765,275	9,420,447
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	8,775,448	7,208,153
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	7,454,483	7,252,642
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	15,800,115	15,315,051
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	999,596	882,592
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.060%	5,000,000	5,031,070
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	4.946%	2,396,074	2,145,477
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.557%	3,186,414	2,882,958
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.467%	123,120	121,694
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.776%	10,049,593	7,437,855
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	5,276,687	4,971,097

14	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-RPL3 Class A1
03/25/2061	3.608%	12,931,703	12,996,362
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	422,770	321,391
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	5.325%	3,102,640	2,959,315
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	4.135%	1,012,262	787,732
CMO Series 2005-AA7 Class 2A1
09/25/2035	5.083%	732,172	618,752
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.230%	1,739,112	1,128,311
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	779,817	340,990
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.349%	1,214,997	1,016,563
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	4,447,000	4,217,165
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.160%	185,345	167,532
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	4.961%	8,609,601	6,223,166
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 10/25/2036	5.385%	3,406,569	1,403,066
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	5.430%	4,083,384	3,972,596
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	10,153,784	8,251,139
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	5.145%	4,211,508	2,945,576
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	5.325%	3,251,200	2,427,211
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	5.866%	655,508	564,706
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	5.105%	333,400	300,744
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 10/25/2035	5.405%	1,006,601	962,137
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	5.520%	2,258,734	2,206,336
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	9,119,372	8,406,847
CMO Series 2021-7 Class A1
08/25/2026	1.867%	14,162,400	13,184,331
CMO Series 2022-1 Class A1
02/25/2027	3.720%	14,365,118	13,838,124
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,626,788	3,510,113
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	9,732,792	9,122,562
CMO Series 2022-RN3 Class A1
08/25/2052	5.000%	11,035,117	10,281,136
PRPM LLC(a),(c)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	5,319,945	5,023,025
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.384%	932,746	512,384

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	6,465,276	5,222,137
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.440% Floor 0.220%, Cap 10.500% 05/25/2036	5.285%	4,875,479	3,661,720
Verus Securitization Trust(a),(c)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	17,296,673	14,768,776
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	4.233%	336,785	309,549
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.153%	266,174	240,808
CMO Series 2005-AR4 Class A5
04/25/2035	3.331%	414,144	368,714
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.489%	1,766,800	1,530,996
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 10.500% 11/25/2045	5.365%	1,660,301	1,468,715
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	4.426%	3,092,117	2,442,733
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.406%	2,053,415	1,737,355
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $301,035,194)			280,415,826

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(n)
Tranche 1 Term Loan
1-month Term SOFR + 3.250% 08/24/2028	8.148%	962,475	958,866
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
United AirLines, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.568%	447,392	443,477
Automotive 0.0%
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	8.090%	1,163,296	1,154,572
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holdings LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.648%	844,935	816,773
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 02/01/2027	6.557%	241,855	239,322
CSC Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.327%	636,528	587,834
DirectTV Financing LLC(b),(n)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	9.840%	1,630,525	1,565,859
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
1-month USD LIBOR + 2.500% 01/31/2028	7.184%	1,750,000	1,718,500
Total			4,111,515
Construction Machinery 0.0%
ASP Blade Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 0.500% 10/13/2028	9.159%	125,000	103,646
Consumer Cyclical Services 0.1%
Amentum Government Services Holdings LLC(b),(g),(n)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	8.840%	362,634	355,381

16	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.157%	78,686	73,949
Pre-Paid Legal Services, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/15/2028	8.590%	511,491	502,540
Prime Security Services Borrower LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	7.517%	470,362	468,306
Safe Fleet Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/23/2029	8.609%	197,028	192,512
Spin Holdco, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	8.986%	953,169	796,916
TruGreen LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	8.840%	335,927	309,684
Total			2,699,288
Consumer Products 0.1%
Acuity Specialty Products, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	9.159%	1,113,308	943,128
Osmosis Buyer Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 07/31/2028	8.484%	415,571	399,730
Prestige Brands, Inc.(b),(n),(o)
Tranche B5 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 07/03/2028	6.840%	664,773	661,728
Total			2,004,586
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Homer City Generation LP(b),(g),(n),(p)
Term Loan
3-month USD LIBOR + 13.000% Floor 1.000% 04/05/2023	15.000%	309,630	201,260
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	6.511%	175,812	175,666
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	7.011%	2,456,030	2,454,999
Total			2,630,665
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/11/2025	6.590%	750,000	747,188
Froneri International Ltd.(b),(n)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	7.409%	442,530	435,635
Naked Juice LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.248%	1,873,300	1,642,772
2nd Lien Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.998%	89,360	66,647
Total			2,892,242
Gaming 0.0%
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	8.807%	658,272	646,976
J&J Ventures Gaming LLC(b),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 04/26/2028	9.159%	71,547	69,072

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Light and Wonder International, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	7.960%	456,076	451,894
Total			1,167,942
Health Care 0.1%
Avantor Funding, Inc.(b),(n)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	7.090%	844,231	842,517
Bausch & Lomb Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.457%	506,026	490,633
Gainwell Acquisition Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	8.998%	839,268	799,403
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% 07/03/2028	7.410%	414,269	412,889
3-month USD LIBOR + 2.250% 07/03/2028	7.410%	109,746	109,380
Medline Borrower LP(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	8.090%	990,000	964,171
Total			3,618,993
Leisure 0.1%
Crown Finance US, Inc.(b),(n),(q)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% Floor 1.000% 09/07/2023	14.840%	1,001,650	1,013,370
Formula One Management Ltd.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/15/2030	8.057%	56,838	56,862
William Morris Endeavor Entertainment LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	7.600%	105,731	104,718
Total			1,174,950
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Diamond Sports Group LLC(j),(n)
2nd Lien Term Loan
08/24/2026	8.025%	623,863	33,271
Other Financial Institutions 0.0%
Trans Union LLC(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 11/16/2026	6.590%	676,165	670,370
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	7.090%	268,105	265,647
Total			936,017
Other Industry 0.0%
Artera Services LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	8.409%	447,925	378,497
Packaging 0.1%
Berry Global, Inc.(b),(n)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	6.510%	2,530,673	2,519,614
Pharmaceuticals 0.3%
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	6.412%	2,608,959	2,548,405
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	6.840%	1,404,715	1,375,454
Horizon Therapeutics USA, Inc.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	6.563%	1,317,157	1,313,864
Jazz Pharmaceuticals PLC(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	8.340%	1,560,051	1,552,579

18	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Organon & Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	8.000%	1,812,080	1,809,054
Total			8,599,356
Property & Casualty 0.1%
Acrisure LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/15/2027	8.340%	1,308,142	1,263,443
AmWINS Group, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	7.090%	2,563,670	2,529,573
Asurion LLC(b),(n)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	7.840%	338,033	337,188
Total			4,130,204
Restaurants 0.0%
1011778 BC ULC(b),(n)
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 11/19/2026	6.590%	525,829	520,134
KFC Holding Co./Yum! Brands(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	6.511%	401,191	398,351
Total			918,485
Technology 0.3%
athenahealth Group, Inc.(b),(n),(o),(r)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	138,905	129,877
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	8.259%	1,130,711	1,057,215
Central Parent, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 07/06/2029	9.148%	663,168	660,236
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Coherent Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	7.672%	162,659	160,829
DTI Holdco, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	9.426%	95,588	88,371
Entegris, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/06/2029	7.368%	231,672	231,575
NortonLifeLock (b),(n)
Tranche A2 Term Loan
1-month Term SOFR + 1.750% 09/10/2027	6.610%	708,754	691,921
Open Text Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/31/2030	8.218%	196,345	195,568
Oracle Corp.(b),(n)
Tranche 1 Term Loan
1-month Term SOFR + 1.600% 08/16/2027	6.456%	2,951,888	2,922,369
Peraton Corp.(b),(n),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	8.590%	957,675	943,712
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	8.090%	267,245	260,785
RealPage, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 04/24/2028	7.840%	143,904	139,340
Renaissance Holding(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 05/30/2025		400,992	389,399
Total			7,871,197

CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.1%
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	6.600%	1,385,888	1,384,016
Wirelines 0.1%
Frontier Communications Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 05/01/2028	8.625%	247,895	234,776
Zayo Group Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	9.057%	373,822	293,637
1-month USD LIBOR + 3.000% 03/09/2027	7.840%	2,480,724	2,008,543
Total			2,536,956
Total Senior Loans (Cost $54,889,494)			53,286,388

U.S. Treasury Obligations 9.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/15/2026	4.625%	8,530,000	8,724,591
02/29/2028	4.000%	16,397,000	16,695,477
03/31/2028	3.625%	33,145,000	33,204,558
02/15/2033	3.500%	6,715,000	6,726,541
11/15/2041	2.000%	112,140,000	84,595,612
02/15/2042	2.375%	28,215,000	22,682,215
02/15/2043	3.875%	6,405,000	6,462,045
02/15/2053	3.625%	114,768,000	114,006,971
Total U.S. Treasury Obligations (Cost $311,385,681)			293,098,010

Money Market Funds 23.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(s),(t)	755,913,189	755,762,007
Total Money Market Funds (Cost $755,669,414)		755,762,007
Total Investments in Securities (Cost: $4,034,416,506)		3,869,238,478
Other Assets & Liabilities, Net		(709,540,367)
Net Assets		3,159,698,111

At March 31, 2023, securities and/or cash totaling $13,257,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,231	06/2023	USD	667,050,050	7,064,399	—
U.S. Treasury 5-Year Note	2,586	06/2023	USD	283,187,204	5,733,354	—
U.S. Treasury Ultra 10-Year Note	77	06/2023	USD	9,327,828	329,489	—
U.S. Treasury Ultra 10-Year Note	51	06/2023	USD	6,178,172	—	(12,911)
U.S. Treasury Ultra Bond	374	06/2023	USD	52,780,750	2,119,220	—
Total					15,246,462	(12,911)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $730,967,733, which represents 23.13% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $12, which represents less than 0.01% of total net assets.
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
20	CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(i)	Zero coupon bond.
(j)	Represents a security in default.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a when-issued basis.
(n)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security purchased on a forward commitment basis.
(p)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(q)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(r)	At March 31, 2023, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	138,905

(s)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(t)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	720,353,529	570,524,322	(535,159,883)	44,039	755,762,007	26,934	8,016,064	755,913,189
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | First Quarter Report 2023	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7037_12_B01_(05/23)